Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 0.7%
Commercial Services & Supplies - 0.3%
Wildflower Improvement Association
6.63%, 03/01/2031 (A) (B)	$ 329,040	$ 317,249

Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 04/15/2024	500,000	498,165

Total Corporate Debt Securities (Cost $821,526)		815,414

MUNICIPAL GOVERNMENT OBLIGATIONS - 89.3%
Alabama - 1.7%
Alabama State University, Revenue Bonds, BAM,
5.00%, 09/01/2040	1,045,000	1,153,446
County of Perry, General Obligation Unlimited,
Series B,
7.38%, 12/01/2030	270,000	270,110
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (A)	500,000	493,606

		1,917,162

Arizona - 5.0%
Arizona Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2055 (A)	195,000	170,266
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
4.63%, 07/01/2026 (A) (B)	490,000	497,399
Industrial Development Authority of the County of Pima, Revenue Bonds,
5.00%, 07/01/2056 (A)	2,285,000	2,025,530
Series A,
7.00%, 11/15/2057 (A)	750,000	778,389
La Paz County Industrial Development Authority, Revenue Bonds,
5.88%, 06/15/2048 (A)	500,000	477,474
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	112,976
Tempe Industrial Development Authority, Revenue Bonds,
Class B,
4.00%, 12/01/2056	2,130,000	1,494,921

		5,556,955

Arkansas - 0.0% (C)
Saline County Property Owners Improvement District No. 49, General Obligation Limited,
Series A,
5.75%, 02/01/2036	15,000	14,860

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California - 5.3%
California County Tobacco Securitization Agency, Revenue Bonds,
5.88%, 06/01/2035	$ 85,000	$ 86,525
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series A-1,
5.00%, 01/01/2056 (A)	130,000	108,362
California Municipal Finance Authority, Revenue Bonds,
4.00%, 11/15/2056	750,000	552,667
Series A,
5.50%, 06/01/2038 (A)	700,000	708,210
California Public Finance Authority, Revenue Bonds,
5.00%, 11/15/2046 - 11/15/2056 (A)	3,385,000	2,976,330
Series A,
5.00%, 06/15/2049 (A)	250,000	231,383
California Statewide Communities Development Authority, Revenue Bonds,
Series B,
6.00%, 12/01/2024	210,000	214,466
California Statewide Financing Authority, Revenue Bonds,
Series B,
6.00%, 05/01/2037	45,000	45,850
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series B-2,
Zero Coupon, 06/01/2066	5,000,000	629,527
Transbay Joint Powers Authority, Tax Allocation,
Series B,
5.00%, 10/01/2035	300,000	319,746

		5,873,066

Colorado - 14.7%
Baseline Metropolitan District No. 1, General Obligation Unlimited,
Series A,
5.00%, 12/01/2051	1,000,000	880,859
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
5.00%, 12/01/2035	525,000	507,682
Bromley Park Metropolitan District No. 2, General Obligation Limited,
Series B,
6.38%, 12/15/2047	937,000	931,903
Clear Creek Transit Metropolitan District No. 2, General Obligation Limited,
Series A,
5.00%, 12/01/2041 - 12/01/2050	1,075,000	974,366
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
4.00%, 10/01/2061	500,000	406,848
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	994,828
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	500,000	501,757
Fiddlers Business Improvement District, General Obligation Unlimited,
5.55%, 12/01/2047 (A)	500,000	508,417

Transamerica Funds	Page 1

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
High Plains Metropolitan District, General Obligation Unlimited,
NATL,
4.00%, 12/01/2047	$ 150,000	$ 148,540
Hogback Metropolitan District, General Obligation Limited,
Series A,
5.00%, 12/01/2051	1,550,000	1,367,287
Peak Metropolitan District No. 1, General Obligation Limited,
Series A,
5.00%, 12/01/2051 (A)	1,150,000	1,017,474
Peak Metropolitan District No. 3, General Obligation Limited,
7.50%, 12/01/2052	500,000	504,035
Rampart Range Metropolitan District No. 5, Revenue Bonds,
4.00%, 12/01/2051	3,000,000	2,137,222
Ridgeline Vista Metropolitan District, General Obligation Limited,
Series A,
5.25%, 12/01/2060	2,530,000	2,468,572
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-1,
5.00%, 12/01/2041	1,365,000	1,240,768
Westerly Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2040 - 12/01/2050	1,700,000	1,542,393

		16,132,951

Connecticut - 0.5%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2055 (A)	625,000	583,535

Delaware - 0.6%
Delaware State Economic Development Authority, Revenue Bonds,
5.00%, 08/01/2054	675,000	667,675

District of Columbia - 0.1%
District of Columbia, Revenue Bonds,
Series B,
5.00%, 07/01/2048	100,000	100,827
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
Zero Coupon, 06/15/2046	100,000	23,734

		124,561

Florida - 9.5%
Capital Trust Agency, Inc., Revenue Bonds,
Zero Coupon, 07/01/2061 (A)	7,000,000	395,801
Series A,
5.00%, 01/01/2056 (A)	450,000	369,173
City of Palmetto, Revenue Bonds,
5.63%, 06/01/2062	500,000	512,490
County of Lake, Revenue Bonds,
5.00%, 01/15/2039 - 01/15/2054 (A)	1,025,000	952,665
Edgewater East Community Development District, Special Assessment,
4.00%, 05/01/2052	1,500,000	1,183,313

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Florida Development Finance Corp., Revenue Bonds,
4.00%, 07/01/2045	$ 240,000	$ 210,248
5.13%, 06/01/2040 (A)	400,000	380,772
Series A,
4.00%, 06/01/2030	500,000	470,185
5.00%, 06/15/2028	100,000	104,805
Series B,
7.38%, 01/01/2049 (A)	2,230,000	2,011,614
Miami-Dade County Industrial Development Authority, Revenue Bonds,
Series A,
4.25%, 06/01/2030 (A)	660,000	609,981
5.00%, 06/01/2047 (A)	350,000	302,675
Pinellas County Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2046 (A)	500,000	396,493
5.00%, 06/01/2056 (A)	1,000,000	895,980
St. Johns County Industrial Development Authority, Revenue Bonds,
4.00%, 12/15/2050	2,300,000	1,708,217

		10,504,412

Georgia - 3.2%
Development Authority of Lagrange, Revenue Bonds,
5.00%, 10/15/2052	3,900,000	3,516,077

Idaho - 1.6%
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
6.00%, 07/01/2049 - 07/01/2054 (A)	1,725,000	1,814,787

Illinois - 7.8%
City of Chicago, General Obligation Unlimited,
7.52%, 01/01/2040	190,000	209,976
Series A,
5.00%, 01/01/2044	875,000	878,289
Series B,
6.21%, 01/01/2032	205,000	206,151
Series C,
5.00%, 01/01/2038	1,000,000	1,015,108
Cook County School District No. 132, General Obligation Limited,
Series A, AGM,
4.20%, 12/01/2027	271,000	285,929
Illinois Finance Authority, Revenue Bonds,
4.00%, 08/01/2032 - 11/01/2051	1,730,000	1,591,101
Series A,
5.00%, 11/01/2049	975,000	825,292
State of Illinois, General Obligation Unlimited,
4.13%, 03/01/2028	35,000	35,024
6.63%, 02/01/2035	25,000	26,203
7.10%, 07/01/2035	130,000	139,788
7.35%, 07/01/2035	18,571	20,017
Series A,
5.50%, 03/01/2047	335,000	359,590
Series B,
4.00%, 12/01/2039	165,000	158,159
Village of Bolingbrook, General Obligation Unlimited,
Series A,
4.00%, 01/01/2025 - 01/01/2028	550,000	564,124

Transamerica Funds	Page 2

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.35%, 12/01/2026	$ 315,000	$ 315,013
5.23%, 12/01/2024	700,000	680,748
Village of Rosemont, General Obligation Unlimited,
Series A, AGC,
6.00%, 12/01/2035	15,000	16,375
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2036	1,480,000	1,298,271

		8,625,158

Kansas - 0.5%
City of Manhattan, Revenue Bonds,
Series A,
4.00%, 06/01/2046	525,000	401,084
Wyandotte County Unified Government Special Obligation Revenue, Revenue Bonds,
NATL,
Zero Coupon, 12/01/2027	135,000	112,708

		513,792

Kentucky - 0.0% (C)
County of Edmonson, Revenue Bonds,
5.00%, 03/01/2027	20,000	19,397

Louisiana - 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
3.88%, 11/01/2045 (A)	1,285,000	1,099,187
Parish of St. James, Revenue Bonds,
Series 2,
6.35%, 07/01/2040 (A)	500,000	543,196

		1,642,383

Maryland - 0.2%
Maryland Economic Development Corp., Revenue Bonds,
5.75%, 09/01/2025	165,000	166,689

Massachusetts - 0.5%
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2049	500,000	498,505

Michigan - 0.9%
Kentwood Economic Development Corp., Revenue Bonds,
4.00%, 11/15/2045	130,000	106,002
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series C,
Zero Coupon, 06/01/2058	20,000,000	834,010

		940,012

Minnesota - 1.6%
City of Ham Lake, Revenue Bonds,
Series A,
4.00%, 07/01/2028	375,000	363,090
City of Woodbury, Revenue Bonds,
4.00%, 07/01/2056	375,000	275,832

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	$ 930,000	$ 765,955
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A,
5.00%, 12/01/2050	375,000	372,845

		1,777,722

Missouri - 0.1%
Health & Educational Facilities Authority, Revenue Bonds,
4.25%, 12/01/2042 (A) (B)	75,000	74,261

Montana - 0.1%
City of Forsyth, Revenue Bonds,
Series A,
Fixed until 03/01/2023, 3.90% (D), 03/01/2031	135,000	135,034

New Jersey - 2.0%
Camden County Improvement Authority, Revenue Bonds,
6.00%, 06/15/2042 - 06/15/2052	905,000	977,407
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (E) (F)	500,000	390,000
5.13%, 12/01/2045 (E) (F)	30,000	23,400
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
5.13%, 09/01/2052 (A)	760,000	716,443
Series B,
6.50%, 04/01/2031 (B)	10,000	10,171
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
5.00%, 07/01/2030	40,000	41,833

		2,159,254

New York - 2.2%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	500,000	470,654
Build NYC Resource Corp., Revenue Bonds,
Series A,
4.00%, 06/15/2056	350,000	264,963
5.00%, 12/01/2051 (A)	750,000	651,353
5.00%, 07/01/2056	340,000	343,144
New York City Industrial Development Agency, Revenue Bonds,
FGIC,
CPI + 0.89%, 8.00% (D), 03/01/2027	20,000	20,932
New York Counties Tobacco Trust I, Revenue Bonds,
Series A,
6.50%, 06/01/2035	5,000	5,004
New York Counties Tobacco Trust IV, Revenue Bonds,
Series A,
5.00%, 06/01/2038	25,000	24,630
New York State Dormitory Authority, Revenue Bonds,
AMBAC,
5.25%, 07/01/2025	100,000	104,523

Transamerica Funds	Page 3

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	$ 50,000	$ 58,233
Yonkers Economic Development Corp., Revenue Bonds,
Series A,
5.00%, 10/15/2054	465,000	427,652

		2,371,088

Ohio - 8.7%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-2, Class 2,
5.00%, 06/01/2055	1,140,000	1,087,010
Series B-3, Class 2,
Zero Coupon, 06/01/2057	13,000,000	1,730,960
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (B)	20,000	20,018
County of Washington, Revenue Bonds,
6.75%, 12/01/2052	2,250,000	2,285,034
Ohio Air Quality Development Authority, Revenue Bonds,
2.88%, 02/01/2026	700,000	671,805
Ohio Higher Educational Facility Commission, Revenue Bonds,
5.25%, 01/01/2047	1,030,000	1,096,604
5.38%, 12/01/2052	1,975,000	2,054,989
Triway Local School District, Certificate of Participation,
BAM,
4.25%, 12/01/2051	605,000	609,201

		9,555,621

Oklahoma - 0.4%
Pontotoc County Educational Facilities Authority, Revenue Bonds,
4.00%, 09/01/2032	410,000	440,068

Oregon - 1.4%
Salem Hospital Facility Authority, Revenue Bonds,
4.00%, 05/15/2040 - 05/15/2057	1,190,000	922,766
Yamhill County Hospital Authority, Revenue Bonds,
Series A,
5.00%, 11/15/2056	750,000	568,964

		1,491,730

Pennsylvania - 2.8%
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2039 - 01/01/2045	535,000	487,667
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
4.00%, 07/01/2046	3,000,000	2,533,675
Susquehanna Area Regional Airport Authority, Revenue Bonds,
Series B,
9.88%, 01/01/2034	10,000	11,232

		3,032,574

Puerto Rico - 1.4%
Commonwealth of Puerto Rico, Revenue Bonds,
5.50%, 07/01/2029	150,453	148,714

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds,
Series DDD, AGM,
3.65%, 07/01/2024	$ 110,000	$ 108,245
Series RR, AGC,
5.00%, 07/01/2028	270,000	271,941
Series SS, AGM,
5.00%, 07/01/2030	110,000	110,791
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	264,482
Series TT, AGM-CR,
5.00%, 07/01/2027	25,000	25,180
Series UU, AGC,
4.25%, 07/01/2027	140,000	136,591
5.00%, 07/01/2026	165,000	166,186
Series UU, AGM,
5.00%, 07/01/2023 - 07/01/2024	290,000	292,085
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AGM-CR,
4.75%, 08/01/2025	70,000	69,839

		1,594,054

Rhode Island - 0.2%
City of Providence, General Obligation Unlimited,
Series A,
5.00%, 01/15/2025	240,000	250,476

Tennessee - 1.7%
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment,
Zero Coupon, 06/01/2043 (A)	4,000,000	1,301,388
4.00%, 06/01/2051 (A)	750,000	608,843

		1,910,231

Texas - 4.0%
Bexar County Health Facilities Development Corp., Revenue Bonds,
5.00%, 07/15/2042	550,000	516,136
City of Lavon, Special Assessment,
4.13%, 09/15/2052 (A)	1,000,000	822,045
City of Rowlett, Special Assessment,
4.13%, 09/15/2041 (A)	448,000	398,370
4.25%, 09/15/2051 (A)	514,000	440,654
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
4.00%, 11/01/2049	1,000,000	788,747
5.00%, 01/01/2047 - 01/01/2055	1,000,000	842,958
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2036	435,000	426,611
Van Alstyne Economic Development Corp., Revenue Bonds,
4.00%, 08/15/2031	240,000	220,806

		4,456,327

Utah - 1.4%
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited,
6.00%, 03/01/2053 (A)	1,500,000	1,521,069

Transamerica Funds	Page 4

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia - 2.3%
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
5.00%, 12/01/2047	$ 345,000	$ 337,297
James City County Economic Development Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2050	2,450,000	1,828,038
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B-1,
5.00%, 06/01/2047	190,000	184,264
Virginia College Building Authority, Revenue Bonds,
4.00%, 06/01/2046	175,000	151,955

		2,501,554

West Virginia - 0.0% (C)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series B,
Zero Coupon, 06/01/2047	450,000	39,810

Wisconsin - 5.4%
Public Finance Authority, Revenue Bonds,
5.00%, 06/15/2053	175,000	176,134
Series A,
4.00%, 07/01/2051	250,000	206,897
4.25%, 12/01/2051 (A)	1,500,000	1,210,041
5.00%, 06/15/2049 (A)	90,000	85,205
6.75%, 06/01/2062 (A)	1,250,000	1,248,129
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
4.00%, 12/01/2051 - 12/01/2056	1,500,000	1,070,989
5.00%, 08/01/2039	450,000	381,090
Series A,
5.13%, 04/01/2057	1,915,000	1,555,280

		5,933,765

Total Municipal Government Obligations (Cost $112,990,230)		98,356,615

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 3.5%
U.S. Treasury Bills
4.72% (G), 01/25/2024	4,000,000	3,822,541

Total Short-Term U.S. Government Obligation (Cost $3,823,190)		3,822,541

REPURCHASE AGREEMENT - 5.2%
Fixed Income Clearing Corp., 1.80% (G), dated 01/31/2023, to be repurchased at $5,662,445 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $5,775,511.	$5,662,162	5,662,162

Total Repurchase Agreement (Cost $5,662,162)		5,662,162

Total Investments (Cost $123,297,108)		108,656,732
Net Other Assets (Liabilities) - 1.3%		1,468,498

Net Assets - 100.0%		$ 110,125,230

Transamerica Funds	Page 5

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$815,414	$—	$815,414
Municipal Government Obligations	—	98,356,615	—	98,356,615
Short-Term U.S. Government Obligation	—	3,822,541	—	3,822,541
Repurchase Agreement	—	5,662,162	—	5,662,162

Total Investments	$—	$108,656,732	$—	$108,656,732

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $29,743,749, representing 27.0% of the Fund’s net assets.
(B)	Restricted securities. At January 31, 2023, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	$323,035	$317,249	0.3%
Municipal Government Obligations	Industrial Development Authority of the City of Phoenix Revenue Bonds 4.63%, 07/01/2026	04/06/2016	490,008	497,399	0.4
Municipal Government Obligations	Health & Educational Facilities Authority Revenue Bonds 4.25%, 12/01/2042	09/10/2019	78,020	74,261	0.1
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	10,535	10,171	0.0	(C)
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,018	0.0	(C)

Total			$921,660	$919,098	0.8%

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2023, the total value of such securities is $413,400, representing 0.4% of the Fund’s net assets.
(F)	Non-income producing securities.
(G)	Rates disclosed reflect the yields at January 31, 2023.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

Transamerica Funds	Page 6

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
CR	Custodial Receipts
ICC	Insured Custody Certificate

Transamerica Funds	Page 7

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica High Yield Muni (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

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